Schedule of Common Stock Subject to Redemption (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Common Stock Subject To Possible Redemption
Gross proceeds			$ 126,500,000
Common stock issuance costs			(2,855,000)
Remeasurement of carrying value to redemption value			4,120,000
Common stock subject to possible redemption, March 31, 2022	$ 8,994,434	$ 127,765,000
Distribution for redemption	(2,914,230)	(121,034,650)
Remeasurement of carrying value to redemption value	201,222	2,264,084
Additional deposit for extension	200,000
Common stock subject to possible redemption, March 31, 2023	$ 6,481,426	$ 8,994,434	$ 127,765,000